Fair Value of Financial Liabilities - Schedule of Changes in Fair Value of the Derivative Liabilities and Warrant Liabilities (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Derivative liabilities:
Derivative liabilities, Balance				$ 127,000	$ 127,000
Change in fair value of embedded features		$ 96,000		203,000	203,000	$ (5,000)
Loss on extinguishment of convertible notes and convertible notes, related parties		(2,322,943)		(2,322,943)	(2,322,943)
Derivative liabilities, Balance						127,000
Warrant liabilities:
Change in fair value of warrant liability	$ (128,030)	100,780	$ (128,030)	1,546,280	1,546,280	19,600
Reclassification of warrant liability to equity		$ (1,952,000)		(1,952,000)	(1,952,000)
Level 3 [Member]
Derivative liabilities:
Derivative liabilities, Balance				127,000	127,000	1,000
Derivative liability on convertible notes payable					2,821,000	131,000
Change in fair value of embedded features					203,000	(5,000)
Loss on extinguishment of convertible notes and convertible notes, related parties					(3,151,000)
Derivative liabilities, Balance						127,000
Warrant liabilities:
Warrant liabilities, Balance				$ 85,260	85,260
Warrant liability					320,460	65,660
Change in fair value of warrant liability					1,546,280	19,600
Reclassification of warrant liability to equity					$ (1,952,000)
Warrant liabilities, Balance						$ 85,260